UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03326

Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	January 31, 2009

Date of reporting period:	April 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments April 30, 2008  (unaudited)

		ANNUALIZED
PRINCIPAL		YIELD
AMOUNT IN		ON DATE OF		MATURITY
THOUSANDS	DESCRIPTION	PURCHASE		DATE	VALUE
	U.S. Government Agencies - Floating Rate Notes (39.1%)
$43,000	Federal Farm Credit Banks	2.31	%†	5/1/2008*	$43,000,000
322,600	Federal Home Loan Banks	2.22 - 2.95	†	05/01/08 - 08/22/08*	322,593,814
100,000	Federal Home Loan Mortgage Corp.	2.54 - 2.82	†	05/08/08 - 06/30/08*	99,990,884
10,000	Federal National Mortgage Assoc.	2.35	†	05/01/08*	10,000,000

	Total U.S. Government Agencies - Floating Rate Notes (Cost $475,584,698)				475,584,698

	U.S. Government Agencies - Discount Notes (1.5%)
10,000	Federal Home Loan Banks	2.53		07/30/08	9,936,750
8,714	Federal National Mortgage Assoc.	2.06		05/14/08	8,707,518

	Total U.S. Government Agencies - Discount Notes (Cost $18,644,268)				18,644,268

	U.S. Government Agencies - Debenture Bonds (28.0%)
254,740	Federal Home Loan Banks	2.13 - 5.13		06/13/08 - 04/17/09	254,918,773
34,216	Federal Home Loan Mortgage Corp.	2.4 - 5.13		05/23/08 - 04/08/09	34,265,426
50,807	Federal National Mortgage Assoc.	3.01 - 6.00		05/15/08 - 01/15/09	51,071,292

	Total U.S. Government Agencies - Debenture Bonds (Cost $340,255,490)				340,255,490

	Repurchase Agreements (32.5%)
144,100	Barclays Capital Inc. (dated 04/30/08; proceeds $144,107,926) (a)	1.98		05/01/08	144,100,000
240,000	BNP Paribas Securities Corp. (dated 04/30/08; proceeds $240,013,333) (b)	2.00		05/01/08	240,000,000
10,000	Deutsche Bank Securities, Inc. (dated 04/30/08; proceeds $10,000,000) (c)	2.75		05/27/08	10,000,000

	Total Repurchase Agreements (Cost $394,100,000)				394,100,000

	Total Investments (Cost $1,228,584,456) (d)			101.1%	1,228,584,456

	Liabilities in Excess of Other Assets			(1.1)	(13,394,205)

	Net Assets			100.0%	$1,215,190,251

†	Rates shown are rates in effect at April 30, 2008.
*	Date of next interest rate reset.
(a)	Collateralized by Federal National Mortgage Assoc. 5.5% due 02/01/38 - 04/01/38 valued at $146,982,000.
(b)	Collateralized by Federal Home Loan Bank Discount Note 0.00% due 03/04/09 valued at $57,683,264 and U.S. Treasury Bond 1.88% due 07/15/13.
(c)	Collateralized by Federal Home Loan Mortgage Corp. 5.00% due 10/01/35 - 04/01/38 valued at $10,200,000.
(d)	Cost is the same for federal income tax purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund’s investments carried at value;

Fair Value Measurements at April 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,228,584,456	—	$1,228,584,456	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 19, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 19, 2008